CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (9,405,081)	$ (60,054,620)	$ 8,281,017
Net income from discontinued operation		1,493,945	233,153
(Loss)/ income from continuing operations	(9,405,081)	(61,548,565)	8,047,864
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property, plant and equipment	278,562	411,020	268,233
Amortization of intangible assets	1,680,334	3,451,000	740,641
Impairment of goodwill	3,681	3,806,593
Impairment of intangible assets		14,632,931
Impairment of Property, plant and equipment	29,716
Interest expenses related to convertible note	100,314
Share-based payments	4,043,550
Provision for doubtful accounts	(819,413)	29,048,252	972,671
Deferred income taxes		255,673	63,107
Changes in operating assets and liabilities:
Accounts receivable	3,986,645	(42,080)	(3,151,363)
Accounts receivables related party		1,906,101	(1,906,101)
Other receivables	385,105	(2,058,397)	(1,159,776)
Inventories	116,115	(41,460)	34,495
Prepayments	(823,597)	(5,682,689)	58,441
Operating lease assets	(2,182)	(15,185)
Accounts payable	(73,666)	746,840	(82,419)
Other payables and accrued liabilities	52,501	(2,584,323)	(1,882,550)
Customer deposits	(600,698)	901,749
Taxes payable	(550,379)	(5,472,210)	3,049,172
Net cash (used in) generated from operating activities - continued operation	(1,598,493)	(22,284,750)	5,052,415
Net cash (used in) generated from operating activities - discontinued operation		2,477,398	(8,692)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(3,429)	(142,914)	(2,207,894)
Proceeds from disposal of equipment	9,760	52,799	11,285
Prepayments for intangible assets			240,157
Purchase of intangible assets		(16,385,451)	(9,657,844)
Proceeds from disposal of intangible assets		12,985,106	852,406
Disposal of a subsidiary		(866,075)
Acquisition of subsidiaries, net of cash received	5	(141,820)
Net cash from investing activities	6,336	(4,498,355)	(10,761,890)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of new shares	88,592	12,830,780	2,698,046
Gross proceeds from issuance of convertible note	1,550,000		739,189
Repayment of convertible note		(739,189)
Proceeds (Repayment) from other payables - related party	893,211	160,666
Change in restricted cash	(1,129)
Repayments of short-term loans - banks		(4,663,292)	(4,349,339)
Short-term loans - banks			3,477,422
Repayments of long-term loans - third party		(14,117)	(72,208)
Net cash generated from financing activities	2,530,674	7,574,848	2,493,110
EFFECT OF EXCHANGE RATES ON CASH	(997,544)	1,113,717	3,547,033
NET CHANGES IN CASH AND CASH EQUIVALENTS	(59,027)	(15,617,142)	321,976
CASH AND CASH EQUIVALENTS, beginning of year	135,562	15,752,704	15,478,587
CASH AND CASH EQUIVALENTS, end of year	76,535	135,562	15,800,563
Less: cash and cash equivalents from the discontinued operations, end of year			47,859
CASH AND CASH EQUIVALENT, FROM THE CONTINUING OPERATIONS, end of year	76,535	135,562	15,752,704
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents	76,535	135,562	15,752,704
CASH AND CASH EQUIVALENTS, end of year	76,535	135,562	15,752,704
Provision for doubtful trade receivables	(798,445)	5,747,069	909,223
Provision for doubtful other receivables	(20,554)	13,471,554	12,691
Reversal for doubtful prepayments	7,078	9,803,067	50,757
Allowance for inventory	(7,492)	26,561
(Reversal)/Provision for doubtful accounts	(819,413)	29,048,251	972,671
Cash paid for income tax	1,097,888	1,529,850	779,459
Cash paid for interest	33,542	398,963	439,607
SUPPLEMENTAL NON-CASH INVESTING INFORMATION:
Additional of operating lease, right-of-use asset	40,596	155,223	231,988
SUPPLEMENTAL NON-CASH FINANCING INFORMATION:
Operating lease liabilities	$ 11,261	$ 97,054	$ 242,046